Loans Receivable, Net (Schedule of loans evaluated individually for impairment and collectively evaluated for impairment in loans receivable) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	$ 8,442,306	$ 8,328,034
Collectively Evaluated For Impairment	394,167,077	359,198,240
Total	402,609,383	367,526,274
Residential Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	1,883,741	2,181,740
Collectively Evaluated For Impairment	79,371,426	75,798,169
Total	81,255,167	77,979,909
Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	181,617	170,552
Collectively Evaluated For Impairment	56,580,078	50,497,342
Total	56,761,695	50,667,894
Commercial Business
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	100,401	145,401
Collectively Evaluated For Impairment	26,677,492	16,133,776
Total	26,777,893	16,279,177
Commercial Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	6,276,547	5,830,341
Collectively Evaluated For Impairment	231,538,081	216,768,953
Total	$ 237,814,628	$ 222,599,294